(2) Accounts Receivable: Accounts Receivable (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable, Gross, Current	$ 6,848,090	$ 1,849,131
Unapplied advances and unbilled revenue	(2,154,430)	183,607
Accounts receivable, net	$ 4,693,660	$ 2,032,738